Iman Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Apparel Accessories and Other Apparel Manufacturing - 0.2%
Deckers Outdoor Corp. (a)	2,910	$348,123

Architectural, Engineering, and Related Services - 1.1%
Exponent, Inc.	12,800	913,664
Simpson Manufacturing Co., Inc.	6,760	1,291,971
		2,205,635

Audio and Video Equipment Manufacturing - 0.8%
Dolby Laboratories, Inc. - Class A	24,300	1,741,824

Automotive Parts, Accessories, and Tire Retailers - 2.0%
O'Reilly Automotive, Inc. (a)	39,900	4,136,832

Bakeries and Tortilla Manufacturing - 0.0%(b)
J & J Snack Foods Corp.	935	104,318

Basic Chemical Manufacturing - 1.3%
Linde PLC	5,585	2,671,250

Building Equipment Contractors - 0.2%
EMCOR Group, Inc.	800	496,000

Business Support Services - 0.3%
Uber Technologies, Inc. (a)	7,100	665,625

Cement and Concrete Product Manufacturing - 0.0%(b)
James Hardie Industries PLC (a)	4,032	81,164

Clothing and Clothing Accessories Retailers - 2.2%
Boot Barn Holdings, Inc. (a)	1,200	213,324
Lululemon Athletica, Inc. (a)	750	151,650
Ross Stores, Inc.	21,535	3,169,091
TJX Cos., Inc.	7,600	1,038,236
		4,572,301

Communications Equipment Manufacturing - 7.7%
Apple, Inc.	65,370	15,174,992
QUALCOMM, Inc.	6,390	1,027,065
		16,202,057

Computer and Peripheral Equipment Manufacturing - 0.1%
Super Micro Computer, Inc. (a)	6,700	278,318

Computer Systems Design and Related Services - 8.6%
Alphabet, Inc. - Class A	41,350	8,803,829
Alphabet, Inc. - Class C	10,585	2,260,215
EPAM Systems, Inc. (a)	650	114,634
F5, Inc. (a)	7,525	2,356,378
PDF Solutions, Inc. (a)	5,700	116,565
SAP SE - ADR	13,400	3,646,944
ServiceNow, Inc. (a)	755	692,682
		17,991,247

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.6%
Shopify, Inc. - Class A (a)	8,500	1,200,880

Cut and Sew Apparel Manufacturing - 0.2%
Cintas Corp.	1,700	357,051

Drugs and Druggists' Sundries Merchant Wholesalers - 0.4%
McKesson Corp.	1,075	738,138

Electric Power Generation, Transmission and Distribution - 0.5%
GE Vernova, Inc.	1,800	1,103,346

Footwear Manufacturing - 0.6%
NIKE, Inc. - Class B	13,000	1,005,810
Skechers USA, Inc. - Class A (a)	3,700	233,396
		1,239,206

Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	1,800	216,972
JB Hunt Transport Services, Inc.	1,630	236,334
		453,306

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,480	223,436

Household Appliance Manufacturing - 1.0%
A.O. Smith Corp.	7,900	563,191
SharkNinja, Inc. (a)	13,000	1,520,480
		2,083,671

Independent Artists, Writers, and Performers - 0.1%
Madison Square Garden Sports Corp. (a)	910	180,034

Industrial Machinery Manufacturing - 2.5%
Applied Materials, Inc.	4,800	771,648
ASML Holding NV	4,200	3,119,004
Axcelis Technologies, Inc. (a)	1,700	136,068
Kadant, Inc.	4,000	1,293,120
		5,319,840

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	2,000	462,300

Medical Equipment and Supplies Manufacturing - 3.3%
Boston Scientific Corp. (a)	10,000	1,055,000
Edwards Lifesciences Corp. (a)	4,450	361,963
Intuitive Surgical, Inc. (a)	1,480	700,477
Johnson & Johnson	24,850	4,402,674
ResMed, Inc.	1,155	317,059
		6,837,173

Metal Ore Mining - 1.8%
Agnico Eagle Mines Ltd.	14,400	2,076,048
Alamos Gold, Inc. - Class A	50,500	1,537,725
Franco-Nevada Corp.	1,265	238,263
		3,852,036

Miscellaneous Durable Goods Merchant Wholesalers - 2.3%
Pool Corp.	7,357	2,285,893
Wheaton Precious Metals Corp.	25,000	2,510,500
		4,796,393

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 1.1%
Copart, Inc. (a)	47,900	2,337,999

Motor Vehicle Manufacturing - 2.5%
Federal Signal Corp.	13,600	1,672,664
Tesla, Inc. (a)	10,620	3,545,699
		5,218,363

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.1%
Danaher Corp.	10,400	2,140,528
Veralto Corp.	2,233	237,122
		2,377,650

Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	1,000	171,780

Offices of Real Estate Agents and Brokers - 0.1%
Landbridge Co. LLC - Class A	3,000	159,450

Oil and Gas Extraction - 3.7%
EOG Resources, Inc.	6,070	757,657
Exxon Mobil Corp.	61,100	6,983,119
		7,740,776

Other Amusement and Recreation Industries - 0.5%
OneSpaWorld Holdings Ltd.	41,800	943,426

Other Electrical Equipment and Component Manufacturing - 1.2%
Hubbell, Inc.	6,000	2,585,940

Other Fabricated Metal Product Manufacturing - 1.1%
Watts Water Technologies, Inc. - Class A	8,030	2,223,507

Other Financial Investment Activities - 0.5%
Chemed Corp.	2,235	1,023,518

Other General Purpose Machinery Manufacturing - 1.8%
Graco, Inc.	38,700	3,304,593
Mettler-Toledo International, Inc. (a)	410	533,426
		3,838,019

Other Information Services - 3.9%
Meta Platforms, Inc. - Class A	10,965	8,099,846

Other Miscellaneous Manufacturing - 0.1%
YETI Holdings, Inc. (a)	7,229	254,172

Other Professional, Scientific, and Technical Services - 1.9%
Gartner, Inc. (a)	2,270	570,202
IDEXX Laboratories, Inc. (a)	5,425	3,510,463
		4,080,665

Petroleum and Coal Products Manufacturing - 2.3%
Chevron Corp.	19,200	3,083,520
Imperial Oil Ltd.	18,804	1,707,027
		4,790,547

Pharmaceutical and Medicine Manufacturing - 4.7%
Abbott Laboratories	16,300	2,162,358
Eli Lilly & Co.	3,340	2,446,817
Novo Nordisk AS - ADR	40,300	2,275,338
Regeneron Pharmaceuticals, Inc.	915	531,341
Roche Holding AG - ADR	49,000	1,997,730
Vertex Pharmaceuticals, Inc. (a)	1,300	508,326
		9,921,910

Residential Building Construction - 1.2%
Lennar Corp. - Class A	2,725	362,806
NVR, Inc. (a)	258	2,094,354
		2,457,160

Restaurants and Other Eating Places - 0.1%
Chipotle Mexican Grill, Inc. (a)	5,750	242,305

Rubber Product Manufacturing - 0.8%
West Pharmaceutical Services, Inc.	6,535	1,613,818

Sawmills and Wood Preservation - 1.4%
Louisiana-Pacific Corp.	15,700	1,493,227
UFP Industries, Inc.	13,900	1,403,483
		2,896,710

Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	5,000	314,325

Semiconductor and Other Electronic Component Manufacturing - 18.2%
Advanced Micro Devices, Inc. (a)	8,700	1,414,881
Analog Devices, Inc.	4,350	1,093,198
Broadcom, Inc.	19,435	5,779,775
FormFactor, Inc. (a)	4,900	143,031
Lam Research Corp.	9,800	981,470
Monolithic Power Systems, Inc.	350	292,516
NVIDIA Corp.	84,650	14,744,337
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	11,543,500
Texas Instruments, Inc.	8,800	1,781,824
Vertiv Holdings Co. - Class A	1,540	196,427
Vicor Corp. (a)	1,500	76,665
		38,047,624

Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,300	186,582

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.6%
Oil-Dri Corp. of America	2,894	171,846
Procter & Gamble Co.	20,565	3,229,527
		3,401,373

Software Publishers - 9.4%
Adobe, Inc. (a)	1,915	683,081
Cadence Design Systems, Inc. (a)	1,470	515,132
Microsoft Corp.	31,180	15,798,594
NEXTracker, Inc. - Class A (a)	4,100	275,766
Salesforce, Inc.	6,680	1,711,750
Tyler Technologies, Inc. (a)	1,300	731,744
		19,716,067

Support Activities for Mining - 0.4%
Rio Tinto PLC - ADR	13,100	821,632

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.4%
Lennox International, Inc.	425	237,091
Trane Technologies PLC	1,260	523,656
		760,747

Warehousing and Storage - 0.8%
Landstar System, Inc.	12,400	1,640,892

Water, Sewage and Other Systems - 0.1%
Texas Pacific Land Corp.	315	294,046
TOTAL COMMON STOCKS (Cost $136,604,020)		208,502,353

TOTAL INVESTMENTS - 99.6% (Cost $136,604,020)		208,502,353
Other Assets in Excess of Liabilities - 0.4%		937,125
TOTAL NET ASSETS - 100.0%		$209,439,478
T w		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Iman Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$208,502,353	$–	$–	$208,502,353
Total Investments	$208,502,353	$–	$–	$208,502,353

Refer to the Schedule of Investments for further disaggregation of investment categories.